Summary of Significant Accounting Policies (Tables)	12 Months Ended
Aug. 31, 2020
Summary of Significant Accounting Policies
Schedule of estimated useful lives of the property and equipment

Category	Estimated Useful Lives
Furniture	3-5 years
Electronic equipment	3 years
Vehicles	4-5 years
Buildings	20 years
Leasehold improvement	Over the shorter of the lease term or the estimated useful lives

Schedule of estimated useful lives of the intangible assets

Category	Estimated Useful Lives
Student base	5 years
Customer relationship	1-9 years
Trademark	10-20 years
License	30 years
Franchise agreements	6 years
Technology and system	5 years

Schedule of disaggregation of revenues

	Personalized and small
Disaggregation of net	class premium tutoring		For the year ended
revenues	services	Others	August 31, 2019
OneSmart VIP	3,064,994	102,531	3,167,525
HappyMath	514,242	—	514,242
FasTrack	180,452	11,978	192,430
Tianjin Huaying and Hu Dong	119,676	—	119,676
	3,879,364	114,509	3,993,873

	Personalized and
	small class
	premium tutoring		For the year ended
Disaggregation of net revenues	services	Others	August 31, 2020
OneSmart VIP	2,616,057	9,122	2,625,179
HappyMath	422,944	—	422,944
FasTrack	170,707	5,763	176,470
OneSmart Online	103,848	—	103,848
Tianjin Huaying and Hu Dong	110,440	—	110,440
	3,423,996	14,885	3,438,881